Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss per share
Net loss attributable to common shareholders	$ 33,818,874	$ 36,677,299
Weighted average number of common shares outstanding, basic	86,989,339	71,567,755
Weighted average number of common shares outstanding, diluted	86,989,339	71,567,755